Investment in Associate - Schedule of Financial Information of Investment in VISEN (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
VISEN Pharmaceuticals
Ownership	50.00%
Statement of Profit or loss
Total comprehensive income/(loss)	€ (379,722)	€ (418,997)	€ (218,053)
Statement of financial position
Non-current assets	279,035	239,660
Current assets	805,886	740,133
Total assets	1,084,921	979,793
Equity	883,635	838,711	€ 597,114	€ 280,050
Non-current liabilities	100,930	88,278
Current liabilities	100,356	52,804
Total equity and liabilities	€ 1,084,921	€ 979,793
VISEN Pharmaceuticals [member]
VISEN Pharmaceuticals
Principal place of business	China
Ownership	43.93%	50.00%
Statement of Profit or loss
Profit / (loss) for the year from continuing operations	€ (69,283)	€ (19,049)
Total comprehensive income/(loss)	69,306	(19,049)
Statement of financial position
Non-current assets	16,599	16,635
Current assets	130,825	20,373
Total assets	147,424	37,008
Equity	135,333	33,708
Non-current liabilities	1,545	152
Current liabilities	10,546	3,148
Total equity and liabilities	147,424	37,008
Transactions and outstanding balances as of December 31
Sale of goods and services to associate	6,472	6,880
Trade receivables	1,644	184
Contract liabilities	€ 5,565	€ 0